Condensed Combined Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net earnings (loss)	$ (86,889)	$ 40,664	$ (34,172)	$ (13,006)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	33,929	35,394	71,697	71,024
Stock-based compensation	6,344	6,126	12,233	12,358
Share of (earnings) losses of affiliates, net	(10,659)	(12,143)	(28,927)	(31,008)
Unrealized (gains) losses on intergroup interests, net	62,786	(36,103)	35,154	30,766
Realized and unrealized (gains) losses on financial instruments, net	(3,079)	(6,460)	(13,067)	(2,849)
(Gains) losses on dispositions, net	(2,503)	(20,215)	(20,132)	606
Deferred income tax expense (benefit)	(7,014)	(9,454)	(10,413)	9,283
Noncash interest expense			2,014	3,123
Cash receipts from returns on equity method investments	6,225	7,550	21,700	13,724
Other charges (credits), net	949	1,687	315	61
Net change in operating assets and liabilities:
Current and other assets	(14,338)	21,184
Current and other assets			9,912	(40,619)
Payables and other liabilities	50,141	69,798	2,224	23,842
Net cash provided by (used in) operating activities	35,892	98,028	53,349	77,305
Cash flows from investing activities:
Capital expended for property and equipment	(29,700)	(7,638)	(17,669)	(35,356)
Cash proceeds from dispositions		47,175	48,008
Investments in equity method affiliates and equity securities		(5,273)
Other investing activities, net	110		(5,273)	(135)
Proceeds from insurance recoveries				1,633
Net cash provided by (used in) investing activities	(29,590)	34,264	52,566	(33,858)
Cash flows from financing activities:
Borrowings of debt	15,815	39,753	154,753	117,384
Repayments of debt	(18,893)	(138,113)	(309,612)	(93,336)
Contributions from noncontrolling interest	11,289
Issuance of Liberty Braves stock upon exercise of stock options			693	5,661
Payments on deferred obligations to players and other baseball personnel			(328)	(8,000)
Other financing activities, net	(4,756)	(6,074)	(8,893)	(6,303)
Net cash provided by (used in) financing activities	3,455	(104,434)	(177,215)	15,406
Net increase (decrease) in cash, cash equivalents and restricted cash	9,757	27,858	(71,300)	58,853
Cash, cash equivalents and restricted cash at beginning of period	172,813	244,113	244,113	185,260
Cash, cash equivalents and restricted cash at end of period	182,570	271,971	172,813	244,113
Supplemental disclosure to the condensed combined statements of cash flows:
Property and equipment expenditures incurred but not yet paid	$ 15,300	$ 9,972	$ 9,830	$ 14,403